UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10273
Morgan Stanley International Value Equity Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: August 31, 2009
Date of reporting period: November 30, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Value Equity Fund
Portfolio of Investments November 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (95.3%)
	Australia (c) (3.6%)
	Beverages: Alcoholic
639,485	Foster’s Group Ltd.	$2,304,373

	Chemicals: Major Diversified
78,557	Orica Ltd. (b)	803,732

	Investment Managers
834,846	AMP Ltd.	2,955,752

	Oil & Gas Production
438,989	Santos Ltd.	4,356,413

	Other Metals/Minerals
4,673,620	OZ Minerals Ltd. (b)	1,715,251

	Total Australia	12,135,521

	Austria (c) (0.8%)
	Major Telecommunications
187,432	Telekom Austria AG	2,510,469

	Belgium (c) (0.4%)
	Major Banks
46,227	KBC Groep NV	1,402,550

	Bermuda (c) (0.4%)
	Apparel/Footwear Retail
299,200	Esprit Holdings Ltd.	1,400,124

	Canada (1.0%)
	Oil & Gas Production
70,643	EnCana Corp.	3,417,658

	Finland (c) (0.7%)
	Telecommunication Equipment
170,644	Nokia Oyj	2,414,437

	France (c) (6.5%)
	Electric Utilities
119,407	Electricite de France (EDF)	6,933,461

	Electrical Products
255,217	Legrand S.A. (b)	4,051,177

	Integrated Oil
99,756	Total S.A.	5,235,522

	Major Telecommunications
71,291	France Telecom S.A.	1,840,464

	Metal Fabrications
32,552	Vallourec S.A.	3,466,438

	Total France	21,527,062

	Germany (c) (5.1%)
	Auto Parts: O.E.M.
29,347	Continental AG	2,105,410

	Electric Utilities
161,411	E.ON AG	5,691,923
51,895	RWE AG	4,379,543

		10,071,466

	Pharmaceuticals: Other
94,747	Bayer AG	4,924,953

	Total Germany	17,101,829

	Greece (c) (0.9%)
	Casino/Gaming
114,500	Greek Organisation of Football Prognostics S.A.	2,840,017

NUMBER OF
SHARES		VALUE
	Ireland (c) (1.4%)
	Construction Materials
221,449	CRH PLC	$4,791,282

	Italy (c) (2.3%)
	Integrated Oil
228,662	Eni S.p.A.	5,188,486

	Major Banks
1,010,323	UniCredit S.p.A.	2,322,974

	Total Italy	7,511,460

	Japan (c) (d) (26.7%)
	Advertising/Marketing Services
70,700	Asatsu — DK Inc. (b)	1,630,013

	Auto Parts: O.E.M.
369,000	NGK Spark Plug Co., Ltd. (b)	3,093,450

	Chemicals: Specialty
141,900	JSR Corp. (b)	1,542,930
655,000	Taiyo Nippon Sanso Corp. (b)	4,603,306

		6,146,236

	Electronic Components
236,500	Hoya Corp.	3,404,266
123,000	Murata Manufacturing Co., Ltd. (b)	4,231,206

		7,635,472

	Electronic Equipment/Instruments
46,900	Canon Inc.	1,395,519
31,500	Keyence Corp.	5,240,722
34,400	Kyocera Corp.	2,151,508
568,000	Mitsubishi Electric Corp.	3,063,452
218,100	Omron Corp.	2,844,013

		14,695,214

	Home Building
464,000	Sekisui House, Ltd.	3,781,161

	Household/Personal Care
111,000	Kao Corp.	3,180,185

	Industrial Specialties
84,000	Nitto Denko Corp.	1,407,345

	Life/Health Insurance
214,400	T&D Holdings, Inc.	8,035,342

	Major Banks
453,000	Chiba Bank, Ltd. (The)	2,162,523
1,489	Sumitomo Mitsui Financial Group, Inc. (b)	5,462,318

		7,624,841

	Motor Vehicles
61,600	Toyota Motor Corp.	1,938,613

	Oil & Gas Production
439	INPEX Holdings Inc.	2,811,523

	Pharmaceuticals: Other
93,200	Astellas Pharma Inc.	3,801,288

	Real Estate Development
260,000	Mitsubishi Estate Co., Ltd.	3,889,881

	Recreational Products
3,800	Nintendo Co., Ltd.	1,176,254
154,500	Sega Sammy Holdings Inc. (b)	1,491,910

		2,668,164

	Regional Banks
660,000	Fukuoka Financial Group, Inc.	2,147,161

	Semiconductors
74,700	Rohm Co., Ltd.	3,563,390

	Specialty Insurance
175,000	Mitsui Sumitomo insurance Group Holdings, Inc. (a)	4,150,562

	Textiles
601,000	Teijin Ltd. (b)	1,670,741

	Trucks/Construction/Farm Machinery
83,900	Komatsu Ltd.	1,030,027

NUMBER OF
SHARES		VALUE
	Wireless Telecommunications
2,368	NTT DoCoMo, Inc.	$3,928,401

	Total Japan	88,829,010

	Luxembourg (c) (0.3%)
	Steel
45,176	ArcelorMittal (b)	1,087,612

	Netherlands (c) (4.3%)
	Food: Major Diversified
395,273	Unilever N.V. (Share Certificates)	9,242,965

	Food: Specialty/Candy
106,346	CSM (b)	1,347,620

	Industrial Specialties
105,666	Akzo Nobel N.V.	3,610,936

	Total Netherlands	14,201,521

	Russia (0.3%)
	Integrated Oil
56,250	Gazprom (Sponsored ADR) (b)	987,702

	Spain (c) (2.0%)
	Major Telecommunications
323,284	Telefonica S.A.	6,565,348

	Sweden (c) (0.3%)
	Steel
109,178	SSAB Svenskt Stal AB (Series A) (b)	870,739

	Switzerland (c) (9.0%)
	Construction Materials
72,908	Holcim Ltd. (Registered Shares) (a)	3,252,321

	Financial Conglomerates
93,545	UBS AG (Registered Shares)	1,178,482

	Food: Major Diversified
316,627	Nestle S.A. (Registered Shares)	11,453,213

	Household/Personal Care
2,412	Givaudan S.A. (Registered Shares)	1,583,770

	Pharmaceuticals: Major
129,414	Novartis AG (Registered Shares)	6,049,494
45,947	Roche Holding AG	6,460,191

		12,509,685

	Total Switzerland	29,977,471

	United Kingdom (d) (28.3%)
	Casino/Gaming
726,450	Ladbrokes PLC (c)	2,090,722

	Electric Utilities (c)
89,014	Drax Group PLC	839,779
78,387	National Grid PLC	815,122
148,059	Scottish & Southern Energy PLC	2,510,007

		4,164,908

	Food: Specialty/Candy
308,744	Cadbury PLC (c)	2,617,072

	Hotels/Resorts/Cruiselines
506,578	InterContinental Hotels Group PLC (c)	4,134,104

	Household/Personal Care
224,877	Reckitt Benckiser Group PLC (c)	9,543,752

	Industrial Conglomerates
399,398	Smiths Group PLC (c)	5,162,568

	Integrated Oil
241,243	BG Group PLC (c)	3,454,714
780,124	BP PLC (c)	6,316,207
168,146	Royal Dutch Shell PLC (Class A)	4,463,798

		14,234,719

NUMBER OF
SHARES		VALUE
	Major Banks
1,070,933	Royal Bank of Scotland Group PLC (c)	$912,522

	Other Metals/Minerals
424,382	BHP Billiton PLC (c)	7,719,969

	Personnel Services
3,978,916	Hays PLC (c)	4,515,338

	Precious Metals
115,436	Lonmin PLC (c)	1,530,657

	Publishing: Books/Magazines
670,226	Reed Elsevier PLC (c)	5,572,858

	Real Estate Investment Trusts
217,459	British Land Company PLC (c)	1,760,279

	Tobacco (c)
413,586	British American Tobacco PLC	10,838,544
413,911	Imperial Tobacco Group PLC	10,336,999

		21,175,543

	Wholesale Distributors
490,775	Wolseley PLC (c)	2,314,523

	Wireless Telecommunications
3,418,446	Vodafone Group PLC (c)	6,678,498

	Total United Kingdom	94,128,032

	United States (1.0%)
	Beverages: Non-Alcoholic
209,197	Dr Pepper Snapple Group Inc.	3,376,445

	Total Common Stocks (Cost $463,214,146)	317,076,289

	Preferred Stocks (c) (0.3%)
	Germany (0.3%)
	Motor Vehicles
15,248	Porsche Automobil Holding SE (b) (Cost $2,648,518)	988,811

NUMBER OF
RIGHTS

	Right (0.0%)
	United Kingdom
1,125	Royal Bank of Scotland Group PLC (Registered Rights) (Cost $0)	0

PRINCIPAL
AMOUNT IN
THOUSANDS

	Short-Term Investments (11.2%)
	Securities held as Collateral on Loaned Securities (b)
	Repurchase Agreements (1.6%)
$1,529	Banc of America Securities LLC (0.28% dated 11/28/08, due 12/01/08; proceeds $1,529,217; fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investment as follows: Fannie Mae 5.50%, due 02/01/38; valued at $1,560,364)	1,529,205
1,485	Banc of America Securities LLC (1.10% dated 11/28/08, due 12/01/08; proceeds $1,484,711; fully collateralized by common stock at the date of this Portfolio of Investment as follows: American Electric Power Co. and Honeywell International Inc. valued at $1,559,475)	1,484,665
495	Citigroup Global Markets Inc. (0.30% dated 11/28/08, due 12/01/08; proceeds $494,897; fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investment as follows: Fannie Mae 6.00%, due 12/01/37; valued at $504,972)	494,889
1,980	Merrill Lynch, Pierce, Fenner & Smith, Inc.. (0.30% dated 11/28/08, due 12/01/08; proceeds $1,979,587; fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investment as follows: GNMA 1.753%, due 05/20/35; valued at $2,019,973)	1,979,554

	Total Repurchase Agreements (Cost $5,488,313)	5,488,313

NUMBER OF
SHARES (000)

	Investment Company (e) (6.9%)
22,865	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class (Cost $22,865,429)	22,865,429

NUMBER OF
SHARES (000)			VALUE
	Total Securities Held as Collateral on Loaned Securities (Cost $28,353,742)		$28,353,742

	Investment Company (e) (2.7%)
8,938	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class (Cost $8,937,822)		8,937,822

	Total Short-Term Investments (Cost $37,291,564)		37,291,564

	Total Investments (Cost $503,154,228) (f)	106.8%	355,356,664
	Liabilities in Excess of Other Assets	(6.8)	(22,776,973)

	Net Assets	100.0%	$332,579,691

(a)	Non-income producing security.

(b)	The values of loaned securities and related cash collateral outstanding at November 30, 2008 were $26,863,067 and $28,865,429, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Securities with total market value equal to $305,819,497 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. (d) At November 30, 2008, investments in securities of issuers in United Kingdom 28.3% and Japan 26.7%
represented 55.0% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

(e)	The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley International Value Equity Fund
Portfolio of Investments November 30, 2008 (unaudited)

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS
Short-Term Investments	$37,291,564		10.5%
Integrated Oil	25,646,429		7.2
Tobacco	21,175,543		6.0
Electric Utilities	21,169,835		6.0
Food: Major Diversified	20,696,178		5.9
Electronic Equipment/Instruments	14,695,214		4.1
Household/Personal Care	14,307,707		4.0
Pharmaceuticals: Major	12,509,685		3.5
Major Banks	12,262,889		3.4
Major Telecommunications	10,916,281		3.1
Wireless Telecommunications	10,606,899		3.0
Oil & Gas Production	10,585,594		3.0
Other Metals/Minerals	9,435,220		2.6
Pharmaceuticals: Other	8,726,241		2.4
Construction Materials	8,043,603		2.3
Life/Health Insurance	8,035,342		2.3
Electronic Components	7,635,472		2.1
Chemicals: Specialty	6,146,236		1.7
Publishing: Books/Magazines	5,572,858		1.6
Auto Parts: O.E.M.	5,198,860		1.4
Industrial Conglomerates	5,162,568		1.4
Industrial Specialties	5,018,281		1.4
Casino/Gaming	4,930,739		1.4
Personnel Services	4,515,338		1.3
Specialty Insurance	4,150,562		1.2
Hotels/Resorts/Cruiselines	4,134,104		1.2
Electrical Products	4,051,177		1.1
Food: Specialty/Candy	3,964,692		1.1
Real Estate Development	3,889,881		1.1
Home Building	3,781,160		1.1
Semiconductors	3,563,390		1.0
Metal Fabrications	3,466,438		1.0
Beverages: Non-Alcoholic	3,376,445		0.9
Investment Managers	2,955,752		0.8
Motor Vehicles	2,927,424		0.8
Recreational Products	2,668,164		0.8
Telecommunication Equipment	2,414,437		0.7
Wholesale Distributors	2,314,523		0.7
Beverages: Alcoholic	2,304,373		0.6
Regional Banks	2,147,161		0.6
Steel	1,958,351		0.6
Real Estate Investment Trusts	1,760,279		0.5
Textiles	1,670,740		0.5
Advertising/Marketing Services	1,630,013		0.5
Precious Metals	1,530,657		0.4
Apparel/Footwear Retail	1,400,124		0.4
Financial Conglomerates	1,178,482		0.3
Trucks/Construction/Farm Machinery	1,030,027		0.3
Chemicals: Major Diversified	803,732		0.2

	$355,356,664	*	100.0%

*	Does not include open forward foreign currency contracts with net urealized appreciation of $447,872.

Forward Foreign Currency Contract Open at November 30, 2008:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

	$123,804	AUD	188,542	12/01/2008	$(158)
	$391,251	GBP	253,466	12/01/2008	(1,434)
EUR	1,424,781		$1,837,968	12/01/2008	27,779
JPY	23,125,532		$242,508	12/01/2008	533
GBP	56,975		$84,480	12/02/2008	3,068
JPY	13,683,370		$146,833	12/02/2008	(3,522)
GBP	6,250,000	AUD	13,924,556	01/12/2009	(505,565)
GBP	6,250,000	EUR	7,850,378	01/12/2009	354,647
GBP	3,100,000	SGD	8,075,500	01/12/2009	572,524

		Net Unrealized Appreciation			$447,872

Currency Abbreviations:

AUD	Australian Dollar
EUR	Euro.
GBP	British Pound
JPY	Japanese Yen
SGD	Singapore Dollar

Morgan Stanley International Value Equity Fund
Notes to the Portfolio of Investments
FAS 157
11/30/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at November 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$355,356,664	$44,048,854	$311,307,810	—
Other Financial Instruments*	447,872		447,872	—

Total	$355,804,536	$44,048,854	$311,755,682	—

*	Other financial instruments include forward contracts.
Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over- the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley International Value Equity Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 20, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 20, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2009

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